Derivative warrant liability (Details) - USD ($)		12 Months Ended
	Sep. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Number of units issued during the period	4,235,294
Price per unit	$ 4.25
The cash in flow from issuance of units	$ 18,000,000
Number of common shares issuable for each unit	1
Warrant outstanding		2,117,647	0
Warrants exercised		0	0
Derivative warrant liabilities	$ 2,452,332	$ 3,220,039
Warrant
Disclosure of detailed information about financial instruments [line items]
Number of warrants in each unit	1
Total number of warrants	2,117,647
Number of shares for each warrant	1
Warrants exercise price	$ 5.00
Warrants term	5 years